Income taxes and deferred income taxes - Reconciliation of Income Taxes at Statutory Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Income taxes and deferred income taxes
Income (loss) before income taxes (recovery)	$ (15,645)	$ 35,856
Statutory rate	26.50%	26.50%
Expected income tax expense (recovery) at combined basic federal and provincial tax rate	$ (4,146)	$ 9,502
Effect on income taxes of:
Foreign tax differential	(539)
Permanent differences	1,137	65
Non-deductible share-based compensation and other expenses	20,161	4,737
Non-taxable portion of losses (gains)	(15,504)	(7,162)
Other	(648)	(768)
Tax assets not recognized	393	34
Total tax expense (income)	854	6,408
Current	4,944	2,750
Future	(4,090)	3,658
Total tax expense (income)	$ 854	$ 6,408